Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity New York Municipal Trust
Entity Central Index Key	0000718581
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity New York Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity® New York Municipal Income Fund
Trading Symbol	FTFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 1,283,549,284
Holdings Count | shares	450
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.7 Special Tax 20.2 General Obligations 17.6 Health Care 8.5 Housing 8.4 Education 6.9 Others(Individually Less Than 5%) 8.3 96.6 AAA 1.7 AA 60.6 A 20.3 BBB 11.2 B 1.1 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 60.6 A - 20.3 BBB - 11.2 B - 1.1 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class Z
Trading Symbol	FIJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 1,283,549,284
Holdings Count | shares	450
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.7 Special Tax 20.2 General Obligations 17.6 Health Care 8.5 Housing 8.4 Education 6.9 Others(Individually Less Than 5%) 8.3 96.6 AAA 1.7 AA 60.6 A 20.3 BBB 11.2 B 1.1 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 60.6 A - 20.3 BBB - 11.2 B - 1.1 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class M
Trading Symbol	FNYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 1,283,549,284
Holdings Count | shares	450
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.7 Special Tax 20.2 General Obligations 17.6 Health Care 8.5 Housing 8.4 Education 6.9 Others(Individually Less Than 5%) 8.3 96.6 AAA 1.7 AA 60.6 A 20.3 BBB 11.2 B 1.1 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 60.6 A - 20.3 BBB - 11.2 B - 1.1 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class I
Trading Symbol	FEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 1,283,549,284
Holdings Count | shares	450
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.7 Special Tax 20.2 General Obligations 17.6 Health Care 8.5 Housing 8.4 Education 6.9 Others(Individually Less Than 5%) 8.3 96.6 AAA 1.7 AA 60.6 A 20.3 BBB 11.2 B 1.1 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 60.6 A - 20.3 BBB - 11.2 B - 1.1 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class C
Trading Symbol	FNYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Net Assets	$ 1,283,549,284
Holdings Count | shares	450
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.7 Special Tax 20.2 General Obligations 17.6 Health Care 8.5 Housing 8.4 Education 6.9 Others(Individually Less Than 5%) 8.3 96.6 AAA 1.7 AA 60.6 A 20.3 BBB 11.2 B 1.1 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 60.6 A - 20.3 BBB - 11.2 B - 1.1 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class A
Trading Symbol	FNMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 1,283,549,284
Holdings Count | shares	450
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.7 Special Tax 20.2 General Obligations 17.6 Health Care 8.5 Housing 8.4 Education 6.9 Others(Individually Less Than 5%) 8.3 96.6 AAA 1.7 AA 60.6 A 20.3 BBB 11.2 B 1.1 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 60.6 A - 20.3 BBB - 11.2 B - 1.1 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.